Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions And Balances
Schedule of related party payments

	December 31,	December 31,		December 31,
	2024	2023		2022

Professional fees	$-	$50,588		$60,000
Salaries and benefits	271,250	398,307	(2)	484,435	(1)
Share-based payments	-	702,000		1,212,300
Directors’ fees	120,000	140,000		145,000
	$391,250	$1,290,895		$1,901,735

(1)	As at December 31, 2022, the Company accrued cash bonuses to related parties of $104,263 that is included in trade and other payables. On September 1, 2022, the Chair agreed to forfeit $177,200 of the unpaid balance of the deferred salary and recorded as a gain on debt forgiveness on the statement of comprehensive loss. The new amount owed of $78,800 was paid on December 15, 2022.
(2)	As at December 31, 2023, the Company accrued cash bonuses to related parties of $112,894 that is included in trade and other payables.